SHARE CAPITAL - Disclosure of number and type of warrants outstanding (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number and type of warrants outstanding | shares	21,903,504
Exercise price | $ / shares	$ 1.34
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number and type of warrants outstanding | shares	20,092,415
Issue date	Jun. 16, 2022
Expiry Date	Jun. 16, 2024
Exercise price | $ / shares	$ 1.38
Broker Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number and type of warrants outstanding | shares	1,811,089
Issue date	Jun. 16, 2022
Expiry Date	Jun. 16, 2024
Exercise price | $ / shares	$ 1